Transactions with Affiliates of Fortress	3 Months Ended
Mar. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Transactions with Affiliates of Fortress
Transactions with Affiliates of Fortress

SUBSERVICING AGREEMENT

Nationstar Mortgage LLC (“Nationstar”) subservices the real estate loans of certain indirect subsidiaries (collectively, the “Owners”). Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. The Owners paid Nationstar subservicing fees of less than $1 million for the three months ended March 31, 2016 and 2015.

INVESTMENT MANAGEMENT AGREEMENT

Logan Circle Partners, L.P. (“Logan Circle”) provides investment management services for our investments. Logan Circle is a wholly owned subsidiary of Fortress. Costs and fees incurred for these investment management services were under $1 million for the three months ended March 31, 2016 and 2015.

SALE OF EQUITY INTEREST IN SPRINGCASTLE JOINT VENTURE

On March 31, 2016, we sold our 47% equity interest in the SpringCastle Joint Venture, which owns the SpringCastle Portfolio, to certain subsidiaries of NRZ and Blackstone. See Note 2 for further information on this sale. NRZ is managed by an affiliate of Fortress.
Related Party Transactions

AFFILIATE LENDING

Notes Receivable from Parent and Affiliates

Note Receivable from SFI. SFC’s note receivable from SFI is payable in full on May 31, 2022, and SFC may demand payment at any time prior to May 31, 2022; however, SFC does not anticipate the need for additional liquidity during 2016 and does not expect to demand payment from SFI in 2016. The note receivable from SFI totaled $391 million at March 31, 2016 and $389 million at December 31, 2015. Interest receivable on this note totaled $2 million at March 31, 2016 and $1 million at December 31, 2015. The interest rate for the UPB is the lender’s cost of funds rate, which was 5.39% at March 31, 2016. Interest revenue on the note receivable from SFI totaled $5 million and $2 million, for the three months ended March 31, 2016 and 2015, respectively, which we report in other revenues.

Independence Demand Note. On November 12, 2015, in connection with the closing of the OneMain Acquisition, Springleaf Financial Cash Services, Inc. (“CSI”), SFC’s wholly owned subsidiary, entered into a revolving demand note with Independence (the “Independence Demand Note”), whereby CSI agreed to make advances to Independence from time to time, with an aggregate amount outstanding not to exceed $3.55 billion. Under the Independence Demand Note, Independence is required to use the proceeds of any advance either (i) to fund a portion of the purchase price for the OneMain Acquisition or (ii) for general corporate purposes. The note is payable in full on December 31, 2019, and CSI may demand payment at any time prior to December 31, 2019. Independence may repay the note in whole or in part at any time without premium or penalty. The interest rate for the UPB is the lender’s cost of funds rate, which was 5.39% at March 31, 2016. On November 12, 2015, Independence borrowed $3.4 billion under the Independence Demand Note.

At March 31, 2016, the note receivable from Independence totaled $3.4 billion, which included $15 million of interest due to CSI. Interest revenue on the note receivable from Independence totaled $46 million during the three months ended March 31, 2016, which we report in other revenues.

OneMain Demand Note. On November 15, 2015, in connection with the closing of the OneMain Acquisition, SFC entered into a revolving demand note (the “OneMain Demand Note”) with OMFH, whereby SFC agreed to make advances to OMFH from time to time, with an aggregate amount outstanding not to exceed $500 million. Under the OneMain Demand Note, OMFH is required to use the proceeds of any advance either (i) exclusively to finance the purchase, origination, pooling, funding or carrying of receivables by OMFH or any of its restricted subsidiaries or (ii) for general corporate purposes. The note is payable in full on December 31, 2024, and SFC may demand payment with five days prior notice. OMFH may repay the note in whole or in part at any time without premium or penalty. The interest rate for the UPB is the lender’s cost of funds rate. At March 31, 2016, no amounts were drawn under the note.

Receivables from Parent and Affiliates

At March 31, 2016 and December 31, 2015, receivables from parent and affiliates totaled $28 million and $9 million, respectively. Receivables from parent and affiliates also included (i) interest receivable on SFC’s note receivable from SFI previously discussed in this Note, (ii) taxes paid by SFC for all entities under the tax sharing agreement, and (iii) expenses paid by a subsidiary of SFC for the benefit of parent and affiliates. Receivables from parent and affiliates at December 31, 2015 are presented net of a payable to SFI of $12 million. Excluding this payable, receivables from parent and affiliates totaled $21 million at December 31, 2015.

Note Payable to Affiliate

On December 1, 2015, in connection with the closing of the OneMain Acquisition, OMFH entered into a revolving demand note with SFC, whereby OMFH agreed to make advances to SFC from time to time, with an aggregate amount outstanding not to exceed $500 million. Under the note, SFC is required to use the proceeds of any advance for general corporate purposes. The note is payable in full on December 31, 2024, and OMFH may demand payment with five days prior notice. SFC may repay the note in whole or in part at any time without premium or penalty. The interest rate for the UPB is the lender’s cost of funds rate, which was 5.39% at March 31, 2016. On January 22, 2016, SFC drew $370 million under the note.

At March 31, 2016, the note payable to OMFH totaled $374 million, which included interest of $2 million due to OMFH. Interest expense on the note payable to OMFH totaled $4 million for the three months ended March 31, 2016. Subsequently, we repaid the note in full on May 2, 2016.

Payables to Parent and Affiliates

At March 31, 2016 and December 31, 2015, payables to parent and affiliates totaled $34 million and $24 million, respectively. At March 31, 2016 and December 31, 2015, Springleaf Finance Management Corporation (“SFMC”), a subsidiary of SFC, had net payables of $33 million and $19 million, respectively, to Springleaf General Services Corporation (“SGSC”), a subsidiary of SFI, related to the intercompany agreements further discussed below in this Note. At March 31, 2016 and December 31, 2015, SFMC also had a payable of $1 million to Springleaf Consumer Loan, Inc. for internet lending referral fees charged to the branch network.

Prior to the SpringCastle Interests Sale, SFI provided servicing of the SpringCastle Portfolio through a master servicing agreement with SpringCastle Holdings, LLC, a subsidiary of SFC. At December 31, 2015, SpringCastle Holdings LLC’s payable to SFI totaled $4 million. Subsequent to the SpringCastle Interests Sale, SFI continues to act as the servicer of the SpringCastle Portfolio for the SpringCastle Funding Trust.

INTERCOMPANY AGREEMENTS

On December 24, 2012, SGSC, a subsidiary of SFI, entered into the following intercompany agreements with SFMC, a subsidiary of SFC, and with certain other subsidiaries of SFI (collectively, the “Recipients”). SFMC’s net payable to SGSC relating to these agreements totaled $33 million at March 31, 2016 and $19 million at December 31, 2015.

Services Agreement

SGSC provides the following services to the Recipients: management and administrative services; financial, accounting, treasury, tax, and audit services; facilities support services; capital funding services; legal services; human resources services (including payroll); centralized collections and lending support services; insurance, risk management, and marketing services; and information technology services. The fees payable by each Recipient to SGSC is equal to 100% of the allocated cost of providing the services to such Recipient. SGSC allocates its cost of providing these services among the Recipients and any of the companies to which it provides similar services based on an allocation method defined in the agreement. During the three months ended March 31, 2016 and 2015, SFMC recorded $67 million and $54 million, respectively, of service fee expenses, which are included in other operating expenses.

License Agreement

The license agreement provides for use by SGSC of SFMC’s information technology systems and software and other related equipment. The monthly license fee payable by SGSC for its use of the information technology systems and software is 100% of the actual costs incurred by SFMC plus a 7.00% margin. The fee payable by SGSC for its use of the related equipment is 100% of the actual costs incurred by SFMC. During the three months ended March 31, 2016 and 2015, SFMC recorded $1 million of license fees, which are included as a contra expense to other operating expenses.

Building Lease

The building lease agreement provides that SFMC will lease six of its buildings to SGSC for an annual rental amount of $4 million, plus additional rental amounts to cover other sums and charges, including real estate taxes, water charges, and sewer rents. During the three months ended March 31, 2016 and 2015, SFMC recorded $1 million of rent charged to SGSC, which are included as a contra expense to other operating expenses.